Investment in Forum Energy Limited ("FEL") (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	May 13, 2024	Nov. 29, 2023	Oct. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Ownership interest	6.80%	6.80%			6.80%
Fair value of investment	$ 2,461,931	$ 8,568,094				$ 1,835,111
Forum Energy Limited
Statement [Line Items]
Ownership interest	6.80%				6.80%
Debt settlement	$ 9,217,939
Financing being undertaken by FEL, Amount	$ 3,000,000
Share price	$ 0.30
Shares conversion	$ 626,820
Advances Loan amount	$ 626,820	$ 627,020		$ 136,000	$ 68,000
Share swap transaction			$ 1.17
Reduction percentage			10.77%
Fair value reassessment			$ 9,601,766